Intangible Asset (Details) - MYR (RM)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Intangible Asset [Line Items]
Initial cost recognition, description	●the expected cash flows received by Digital Agrophonic Sdn Bhd (“DASB”) derived from the execution of the Supply/Service Agreements, whereby DASB is authorised to sell, promote, market the products and drone services to customers net present value of such cash flows. Subsequent to the execution of the Reseller and Drone Service Agreement, DASB has signed the Supply Agreement and Service Agreement for:- (i) provision of all-in-one drone services to streamline workflows on farms and plantation which includes but not limited to spraying pest protection solution for a variety of crops for a period of ten (10) years; and (ii) purchase of Multi-Rotor Agricultural unmanned aeril vehicles (“UAV”) manufactured and marketed under the trademark of Guangzhou Xaircraft Technology Co. Ltd (“GXT”) for a period of ten (10) years and Multi-Rotor Agricultural UAVs from others suppliers from other countries. ● the potential future economic benefits expected to derived from the Reseller and Drone Services Agreement for the next ten (10) years period with an option to renew for another five (5) years; and ● rationale and prospects of the Subscription.
Selling expense (in Ringgits)	RM 5,800
Percentage of per annum	5.00%
Sales expected term	10 years
Services expense (in Ringgits)	RM 342,800
Services expected term	10 years
Pre-tax discount rate	3.00%	3.00%
Annual rates	33.00%
Supply/Service Agreements [Member]
Intangible Asset [Line Items]
Percentage of per annum	5.00%
Pre-tax discount rate	11.79%		11.79%
CGUs [Member]
Intangible Asset [Line Items]
Pre-tax discount rate	4.09%		4.09%